SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
(the "Fund")

Supplement Dated January 16, 2026
to the Class F Shares Prospectus, dated January 31, 2025, as amended February 26, 2025,
May 9, 2025, May 29, 2025, July 1, 2025, November 3, 2025 and November 18, 2025, to the
Class I Shares Prospectus, dated January 31, 2025, as amended February 26, 2025, May 9,
2025, July 1, 2025, November 3, 2025 and November 18, 2025, and
to the Class Y Shares Prospectus, dated January 31, 2025, as amended February 26, 2025,
May 9, 2025, May 29, 2025, July 1, 2025 and November 3, 2025 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Jackson Creek Investment Advisors LLC and The Informed Momentum Company LLC (formerly known as EAM Investors, LLC) no longer serve as sub-advisers to the Small Cap Growth Fund. As such, all references to Jackson Creek Investment Advisors LLC and The Informed Momentum Company LLC are hereby deleted from the Prospectuses.

Additionally, Axiom Investors LLC is added as a sub-adviser to the Small Cap Growth Fund. Accordingly, the Prospectuses are updated as follows:

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Axiom Investors LLC	David Kim, CFA	Since 2026	Portfolio Manager
	Matthew Franco, CFA	Since 2026	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Axiom Investors LLC: Axiom Investors LLC (Axiom), located at 33 Benedict Place, 2nd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to Axiom. Mr. Matthew Franco, CFA, is the Lead Portfolio Manager for the International Small-Cap Equity Strategy and the Axiom Global and International Small/Micro-Cap Opportunity Funds and Co-Portfolio Manager for the US Small Cap and Global Small Cap Equity Strategies. Mr. Franco was one of the original investment team members at Axiom's inception in 1998. Prior to Axiom, Mr. Franco was an Associate at Columbus Circle Investors, a unit of PIMCO Advisors LP, where he was an Analyst for the International Fund. Mr. Franco was also affiliated with investment boutique R.L. Renck & Company, a small capitalization company specialist firm. Mr. Franco has the designation of CFA and is a member of the New York Society of Security Analysts. Mr. Franco holds a B.S., summa cum laude, in Finance with a concentration in Asian Studies from Saint John's University. Mr. David Kim, CFA, is the Lead Portfolio Manager for the Axiom US Small Cap Equity Strategy and Co-Portfolio Manager for the Axiom Global and International Small/Micro-Cap Opportunity Funds and the Axiom Concentrated Global Growth and the Global Small Cap Equity Strategies. Prior to joining Axiom, Mr. Kim was a Research Analyst for small and micro-capitalization companies at Pinnacle Associates LTD. Mr. Kim is a CFA and a member of the New York Society of Security Analysts. Mr. Kim holds a B.S. degree in Business Administration from Georgetown University, with a double major in Finance and International Business. Mr. Kim also attended Georgetown's Corporate Business Program at the Chinese University of Hong Kong.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1634 (01/26)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
(the "Fund")

Supplement Dated January 16, 2026
to the Statement of Additional Information ("SAI") dated January 31, 2025, as amended
February 26, 2025, April 11, 2025, May 9, 2025, May 29, 2025, May 30, 2025, July 1, 2025,
November 3, 2025, November 18, 2025 and December 18, 2025

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Jackson Creek Investment Advisors LLC and The Informed Momentum Company LLC (formerly known as EAM Investors, LLC) no longer serve as sub-advisers to the Small Cap Growth Fund. As such, all references to Jackson Creek Investment Advisors LLC and The Informed Momentum Company LLC are hereby deleted from the SAI.

Additionally, Axiom Investors LLC is added as a sub-adviser to the Small Cap Growth Fund. Accordingly, the SAI is updated as follows:

On the cover page of the SAI, "Axiom Investors LLC" is hereby added in the appropriate alphabetical order thereof.

Additionally, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

AXIOM INVESTORS LLC—Axiom Investors LLC ("Axiom") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. From its origins in 1998 as an investment adviser specializing in managing international equity portfolios, Axiom has evolved into the global investment firm it is today. Axiom manages global, small cap and emerging market equities with a single guiding philosophy and consistent, disciplined investment process. Axiom's experienced, research-focused team has worked together for an average of 20 years in its sole Greenwich, Connecticut office. Axiom's senior leadership has cultivated a culture of excellence, uncompromising effort and responsive service to meet the goals of the institutional investors it serves. As a 100% employee-owned firm, Axiom maintains the independence it needs to focus on delivering alpha through its bottom-up, growth-oriented investment discipline. Equity partnership is distributed among 26 key individuals at the firm. All 10 portfolio managers at Axiom are equity partners. Andrew Jacobson, Chief Investment Officer and Portfolio Manager is the majority shareholder and will remain in that capacity.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Axiom

Compensation. SIMC pays Axiom a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Axiom and SIMC. Axiom pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following information relates to the period ended September 30, 2025.

Axiom offers a comprehensive benefit package and profit-sharing plan with the added incentive of firm ownership. The ability to attain equity ownership is a key determinant in the stability of its investment team. All of Axiom's employees receive a base salary. In addition, employees are eligible to participate in a profit sharing pool. Participation in that pool is a function of overall firm performance as well as individual contribution to that performance. Individual contribution is measured through a combination of short-term and long-term factors. Long-term factors include tenure, position and scope of responsibilities. Short-term factors include recent success meeting relevant operating targets, whether they are investment performance, trade execution metrics or administrative.

Portfolio Managers' performance is viewed in the context of the entire strategy they are responsible for managing, not any one particular account. Given the variability in tax situations of Axiom's underlying clients, Axiom typically views performance on a pre-tax basis when making strategy wide assessments. Additionally, Axiom takes into consideration the performance of its strategies relative to specific benchmarks, in the case of small cap growth, the Russell 2000 Growth Index.

Ownership of Fund Shares. As of September 30, 2025, Axiom's portfolio managers did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts. As of September 30, 2025, in addition to the Small Cap Growth Fund, Axiom's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David Kim, CFA	3	$686	20		$8,193	5	$393
	0	$0	2	*	$90.1	0	$0
Matthew Franco, CFA	3	$686	10		$610	6	$569
	0	$0	2	*	$90.1	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Small Cap Growth Fund, which may have different investment guidelines and objectives. In addition to the Small Cap Growth Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Small Cap Growth Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Small Cap Growth Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Small Cap Growth Fund, may track the same benchmarks or indexes as the Small Cap Growth Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Small Cap Growth Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Small Cap Growth Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Small Cap Growth Fund.

To address and manage these potential conflicts of interest, Axiom has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1635 (01/26)